14. EMPLOYEE STOCK PLANS (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Employee Stock Plans Details Narrative
Compensation expense related to ESOP	$ 250	$ 524	$ 435
Compensation cost charged against income for share-based compensation plans	444	503	531
Stock options granted	8,000	50,220	46,240
Weighted average fair value Per option	$ 5.82	$ 5.05	$ 4.68
Intrinsic value of options exercised	547	484	257
Fair value of options vested	143	518	333
Net cash received from options exercised under all share-based payment arrangements	2,366
Actual tax benefit in stockholders' equity realized for the tax deductions from option exercise of the share based payment arrangements and the tax effect of restricted stock vesting	95
Unrecognized compensation cost related to non vested share based compensation arrangements granted under the Company's stock option plans	477
Weighted average period of unrecognized compensation cost related to non-vested share-based compensation arrangements	2 years 10 months 24 days
Fair value of restricted stock vested and the fair value of shares vested as direct compensation	308	458	139
Unrecognized compensation cost related to non vested share based compensation arrangements granted under the Company's stock award plans	$ 698
Weighted Average period of unrecognized compensation cost related to non vested share based compensation arrangements granted under the Company's stock award plans	1 year 9 months 25 days